Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Floating Rate Master Trust
Entity Central Index Key	0001109441
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Master Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	0.53%
[1]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Floating Rate Master Series returned 10.10%. The Fund compares its performance to the Morningstar LSTA US Leveraged Loan Index, which returned 10.45% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.42% for the same period. Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to March 1, 2024, allocation to equity received from prior restructurings; loan selection in leisure, automotive transportation and financial issuers; underweight in upper-tier loans and overweight in middle-tier loans relative to the benchmark

↑
Post March 1, 2024, underweight in the housing, cable/wireless video and service industries; underweight in lower-tier loans; and loan selection in telecommunications, aerospace and diversified media issuers

Top detractors from performance:
↓	Prior to March 1, 2024, underweight to the housing industry; loan selection in service, retail and telecommunications issuers; and underweight in lower-tier loans
↓
Post March 1, 2024, allocation to equity received from prior restructurings; loan selection in service, health care and manufacturing issuers; overweight to land transportation industry; and underweight to telecommunications and energy relative to the benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	10.10	4.03	3.48
Bloomberg U.S. Aggregate Index	5.10	0.19	1.60
Morningstar LSTA US Leveraged Loan Index[1]	10.45	5.50	4.67
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 514,935,612
Holdings Count | $ / shares	318	[3]
Advisory Fees Paid, Amount	$ 2,171,569
Investment Company Portfolio Turnover	49.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$514,935,612
Total Number of Portfolio Holdings*	318
Total Management Fee Paid	$2,171,569
Portfolio Turnover Rate	49.16%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[3]
*	Does not include derivatives, except purchased options, if any.